Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Aug. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of consolidated statements of cash flows
	As of August 31
	2020	2021
	RMB	RMB
Cash and cash equivalents	972,803	844,684
Restricted cash	1,039,053	670,598
Less: allowance for restricted cash	—	(119)
Total	2,011,856	1,515,163